UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

WESTERN ASSET

MACRO OPPORTUNITIES

FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	Western Asset Macro Opportunities Fund

Performance review

For the six months ended April 30, 2021, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned 2.09%. The Fund’s unmanaged benchmark, the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Indexi, returned 0.11% for the same period. The Lipper Alternative Credit Focus Funds Category Averageii returned 5.17% over the same time frame.

Performance Snapshot as of April 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	2.09%
Class A2	2.11%
Class C	1.75%
Class FI	2.09%
Class I	2.23%
Class IS	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	0.11%
Lipper Alternative Credit Focus Funds Category Average	5.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2021 for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 2.06%, 1.99%, 1.47%, 2.12%, 2.41% and 2.53%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2021 the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.59%, 1.65%, 2.31%, 1.62%, 1.32% and 1.22%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Macro Opportunities Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield (“junk”) bonds possess greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and the possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund is non-diversified, which means it may invest its assets in a larger percentage of its assets in a smaller number of issuers than a diversified fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 122 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Macro Opportunities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.09%	$1,000.00	$1,020.90	1.58%	$7.92	Class A	5.00%	$1,000.00	$1,016.96	1.58%	$7.90
Class A2	2.11	1,000.00	1,021.10	1.63	8.17	Class A2	5.00	1,000.00	1,016.71	1.63	8.15
Class C	1.75	1,000.00	1,017.50	2.29	11.46	Class C	5.00	1,000.00	1,013.44	2.29	11.43
Class FI	2.09	1,000.00	1,020.90	1.61	8.07	Class FI	5.00	1,000.00	1,016.81	1.61	8.05
Class I	2.23	1,000.00	1,022.30	1.30	6.52	Class I	5.00	1,000.00	1,018.35	1.30	6.51
Class IS	2.24	1,000.00	1,022.40	1.22	6.12	Class IS	5.00	1,000.00	1,018.74	1.22	6.11

2	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.3%
Communication Services — 1.7%
Diversified Telecommunication Services — 0.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,180,000	$1,224,899	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	524,856	(a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,140,000	2,195,380
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	87,358
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	120,000	131,232
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	700,000	712,409
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	2,120,000	2,148,898
Total Diversified Telecommunication Services				7,025,032
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	71,305	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,480,000	1,496,650	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,770,993
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	742,229
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	1,192,354
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	121,371
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	3,728,053
Comcast Corp., Senior Notes	3.750%	4/1/40	70,000	77,337
Comcast Corp., Senior Notes	3.400%	7/15/46	70,000	72,770
Comcast Corp., Senior Notes	4.700%	10/15/48	110,000	137,972
Comcast Corp., Senior Notes	3.450%	2/1/50	370,000	385,405
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	769,022
DISH DBS Corp., Senior Notes	7.750%	7/1/26	260,000	299,975

See Notes to Financial Statements.

4	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Fox Corp., Senior Notes	5.476%	1/25/39	820,000	$1,029,437
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	270,184
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	310,445	(a)
Total Media				15,475,502
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,062,475	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	820,000	822,050	(a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000	296,795
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	356,625
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	20,000	20,194
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	10,000	10,078
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	160,000	161,213
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000	487,695
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	370,000	361,675
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	630,000	687,046	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	770,000	869,511	(a)
Total Wireless Telecommunication Services				5,135,357
Total Communication Services				27,635,891
Consumer Discretionary — 3.9%
Automobiles — 0.5%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	540,000	545,805
Ford Motor Credit Co. LLC, Senior Notes	3.339%	3/28/22	200,000	203,010
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	218,730
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	260,000	266,417
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	470,000	491,789
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	270,000	264,966
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,210,000	1,237,334
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,920,000	2,102,588	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,410,000	2,678,656	(a)
Total Automobiles				8,009,295
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	492,786	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	864,443
Total Diversified Consumer Services				1,357,229

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	304,000	$308,353	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	273,371	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	316,320	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	204,692	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000	988,019
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,730,000	1,815,565
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	135,044
McDonald’s Corp., Senior Notes	4.450%	3/1/47	870,000	1,024,180
McDonald’s Corp., Senior Notes	4.450%	9/1/48	750,000	891,052
McDonald’s Corp., Senior Notes	3.625%	9/1/49	80,000	84,239
McDonald’s Corp., Senior Notes	4.200%	4/1/50	220,000	253,878
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000	578,996
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	847,495
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,070,000	1,127,528	(a)
Total Hotels, Restaurants & Leisure				8,848,732
Household Durables — 0.0%††
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	330,000	319,712
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	259,176
Total Household Durables				578,888
Internet & Direct Marketing Retail — 2.7%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	461,532
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,360,000	9,900,633	(c)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	9,010,000	10,969,867
Amazon.com Inc., Senior Notes	2.700%	6/3/60	18,550,000	16,731,912
Prosus NV, Senior Notes	4.850%	7/6/27	1,850,000	2,087,345	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	3,500,000	3,273,302	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	1,150,000	1,053,135	(a)
Total Internet & Direct Marketing Retail				44,477,726
Specialty Retail — 0.0%††
Home Depot Inc., Senior Notes	3.300%	4/15/40	60,000	63,816
Home Depot Inc., Senior Notes	3.350%	4/15/50	120,000	126,886
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	250,000	291,636
Total Specialty Retail				482,338
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	400,000	421,500	(a)

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Textiles, Apparel & Luxury Goods — continued
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	76,000	$77,615
NIKE Inc., Senior Notes	3.375%	3/27/50	150,000	160,590
Total Textiles, Apparel & Luxury Goods				659,705
Total Consumer Discretionary				64,413,913
Consumer Staples — 1.6%
Beverages — 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,123,666
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	1,000,000	1,134,632
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000	1,213,086
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,680,000	7,355,272
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,670,000	1,917,819
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	643,562
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	180,961
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	200,378	(a)
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	390,000	401,298	(a)
Total Beverages				14,170,674
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	140,000	154,543
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	26,442
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	68,739
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	14,218	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	11,184
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	277,605
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	620,000	735,014
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	816,208
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	413,895
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	280,000	348,576
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000	332,600	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	70,000	77,262	(a)
Total Food Products				3,276,286
Tobacco — 0.6%
Altria Group Inc., Senior Notes	4.400%	2/14/26	415,000	469,069

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	4.800%	2/14/29	252,000	$286,923
Altria Group Inc., Senior Notes	2.450%	2/4/32	460,000	433,136
Altria Group Inc., Senior Notes	5.800%	2/14/39	910,000	1,102,396
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	73,896
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,121,000	1,401,534
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000	3,219,341
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000	2,002,604
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	240,819
Total Tobacco				9,229,718
Total Consumer Staples				26,676,678
Energy — 9.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	60,000	66,298
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,414,450
Total Energy Equipment & Services				1,480,748
Oil, Gas & Consumable Fuels — 9.8%
Apache Corp., Senior Notes	4.375%	10/15/28	30,000	30,637
Apache Corp., Senior Notes	5.100%	9/1/40	4,820,000	4,952,550
Apache Corp., Senior Notes	4.750%	4/15/43	1,210,000	1,203,133
Apache Corp., Senior Notes	4.250%	1/15/44	990,000	924,066
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	627,705	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,980,000	2,072,803	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	1,160,000	1,254,301	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	438,529
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	380,000	396,682	(a)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	78,206
Chevron USA Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,784,585
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,871,323
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	310,000	348,284
ConocoPhillips, Senior Notes	4.300%	8/15/28	1,370,000	1,566,206	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	20,000	21,796
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,180,000	1,370,316	(a)

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	$1,565,841
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	789,050	(d)(e)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	747,793	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,508,000	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,292,305
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	299,355
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	466,191
Devon Energy Corp., Senior Notes	5.600%	7/15/41	970,000	1,149,933
Devon Energy Corp., Senior Notes	4.750%	5/15/42	660,000	714,142
Devon Energy Corp., Senior Notes	5.000%	6/15/45	990,000	1,108,731
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	370,000	392,562
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	460,000	488,404
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	100,000	104,808
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,774,922
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	2,028,112
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	690,000	652,050	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,760,000	1,759,560	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,820,000	1,860,950	(d)(e)
Energy Transfer LP, Senior Notes	6.500%	2/1/42	590,000	717,396
Energy Transfer LP, Senior Notes	6.100%	2/15/42	720,000	831,970
Energy Transfer LP, Senior Notes	5.950%	10/1/43	950,000	1,078,129
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,990,000	2,166,004
Energy Transfer LP, Senior Notes	6.000%	6/15/48	1,160,000	1,340,493
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,160,000	1,394,786
Energy Transfer LP, Senior Notes	5.000%	5/15/50	1,160,000	1,224,510
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	294,276

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	$806,431
Enterprise Products Operating LLC, Senior Notes	6.450%	9/1/40	960,000	1,335,773
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	489,894
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	685,060
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	757,791
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	790,867	(e)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	90,000	104,037
EOG Resources Inc., Senior Notes	4.950%	4/15/50	300,000	372,568
EQT Corp., Senior Notes	3.000%	10/1/22	70,000	71,400
EQT Corp., Senior Notes	7.625%	2/1/25	50,000	57,625
EQT Corp., Senior Notes	3.900%	10/1/27	120,000	125,261
EQT Corp., Senior Notes	5.000%	1/15/29	90,000	98,525
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,361,963
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,230,000	1,438,321
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	674,860
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	571,828
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	594,490
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	95,554
Kinder Morgan Energy Partners LP, Senior Notes	6.500%	9/1/39	670,000	892,379
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,180,000	1,605,100
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,240,000	1,621,964
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	1,340,000	1,609,645
MEG Energy Corp., Senior Notes	5.875%	2/1/29	120,000	123,156	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,188,736
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	564,258
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	1,003,408
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,653,524

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	$1,325,872
MPLX LP, Senior Notes	5.500%	2/15/49	1,460,000	1,778,807
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,153,204
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	460,000	459,425
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	830,000	892,250
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	839,575
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,070,000	3,503,837
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	8,190,000	9,121,612
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	25,450,000	12,979,500
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,043,700
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	2,780,000	2,490,546
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	3,620,000	3,287,992
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	717,594
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,070,000	944,751
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,110,000	925,540
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,800,000	2,363,088
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,967,587
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	5,101,757
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,762,294
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,635,109
Range Resources Corp., Senior Notes	5.875%	7/1/22	106,000	107,259
Range Resources Corp., Senior Notes	5.000%	3/15/23	897,000	918,864
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	587,050

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	$1,269,975	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,752,625	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	270,000	281,097
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,380,000	1,386,931
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,598,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,619
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	292,645
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	430,000	450,049	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	70,000	68,863	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,483,662
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	320,000	338,800
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	1,045,000
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	171,600
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000	1,270,325
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,210,000	1,303,775
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	1,450,000	1,584,125
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	2,247,150
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	740,632

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,780,000		$1,824,500
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	310,000		351,156
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000		1,958,954
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000		2,112,731
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,520,000		2,276,897
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000		1,098,167
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,680,000		2,092,552
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000		174,516
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,386,206
WPX Energy Inc., Senior Notes	5.250%	10/15/27	456,000		487,418
WPX Energy Inc., Senior Notes	5.875%	6/15/28	364,000		402,125
WPX Energy Inc., Senior Notes	4.500%	1/15/30	650,000		701,025
Total Oil, Gas & Consumable Fuels					163,486,706
Total Energy					164,967,454
Financials — 10.3%
Banks — 8.1%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	5/17/21	1,830,000		1,820,850	(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		857,573	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		2,032,608	(a)(d)(e)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	6,400,000	EUR	7,821,858	(d)(e)(f)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		7,067,227	(d)(e)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	620,000		695,606	(d)(e)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,595,344	(d)(e)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000		$714,990	(e)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000		134,964	(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,520,000		2,850,665
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,962,450	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,930,000		3,327,381	(d)(e)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,398,036	(e)
BBVA USA, Subordinated Notes	3.875%	4/10/25	490,000		536,337
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	3,088,381	(d)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		235,749	(a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,790,000		3,257,618	(a)(d)(e)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,050,000		1,152,139	(a)(e)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		273,003	(a)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	10,320,000		11,267,376	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,347,997	(d)(e)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,179,706

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		$1,011,014
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		646,198
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	370,000		420,670
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		2,097,107
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		243,066
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	6,400,000	EUR	8,464,025	(d)(e)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,561,064	(d)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	3,240,835	(d)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.535%)	7.500%	6/23/26	2,620,000	GBP	4,295,598	(d)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,947,515	(a)(d)(e)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	5,283,467	(d)(e)(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		936,316	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		953,288	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,400,000		1,593,375	(d)(e)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		3,126,122	(e)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		654,459
Intesa Sanpaolo SpA, Junior Subordinated Notes (5.875% to 9/1/31 then EUR 5 year Swap Rate + 6.086%)	5.875%	9/1/31	6,680,000	EUR	9,009,812	(d)(e)(f)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	$217,360	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000	235,683	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000	111,224	(e)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	440,000	428,462	(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000	1,779,345
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,620,000	1,665,573	(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000	1,461,346	(d)(e)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000	1,766,023	(a)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000	945,464	(d)(e)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	890,000	924,413	(e)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	410,000	474,800	(e)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	7,670,000	9,975,795	(e)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,840,000	2,087,879
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000	1,616,729
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000	598,427
Total Banks				134,390,312
Capital Markets — 1.6%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,190,000	5,404,087	(a)(d)(e)

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000		$217,631	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000		332,248	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000		1,897,971	(a)(d)(e)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000		636,761
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000		697,147	(a)(e)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	6/1/21	149,000		145,648	(d)(e)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000		714,740
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000		486,535	(e)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		683,738
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,412,051
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		5,911,840
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000		69,232	(e)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	190,000		266,615	(e)
UBS Group AG, Junior Subordinated Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,600,707	(d)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,178,987	(a)(d)(e)
Total Capital Markets					25,655,938

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000	$348,702
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	1,210,000	1,393,629
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.000%	12/21/65	740,000	608,650	(a)(e)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	683,519
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	23,000	24,046	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000	167,983	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000	438,980	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000	937,782	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	73,336	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000	2,275,398	(g)(h)
Total Diversified Financial Services				6,952,025
Insurance — 0.2%
American International Group Inc., Senior Notes	3.400%	6/30/30	1,080,000	1,155,289
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000	2,386,158	(a)
Total Insurance				3,541,447
Total Financials				170,539,722
Health Care — 4.6%
Biotechnology — 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,440,000	3,846,177
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	1,464,760
Health Care Providers & Services — 1.2%
Centene Corp., Senior Notes	5.375%	6/1/26	350,000	365,068	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,917,585
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	681,516
CVS Health Corp., Senior Notes	4.300%	3/25/28	170,000	193,571

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	$1,352,867
CVS Health Corp., Senior Notes	4.125%	4/1/40	820,000	908,084
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,790,000	9,594,398
CVS Health Corp., Senior Notes	4.250%	4/1/50	90,000	101,474
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	977,885
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,266,401
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	167,352
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	502,381
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	70,050
HCA Inc., Senior Notes	5.875%	2/1/29	310,000	366,187
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	493,668
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	271,181
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	190,000	186,423
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	970,252
Total Health Care Providers & Services				20,386,343
Pharmaceuticals — 3.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	6,722,843	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,880,000	4,326,200	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,453,047	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,130,000	1,196,404	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	1,264,687	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	300,000	302,064	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	494,000	507,138	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,050,000	1,084,125	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	100,000	100,782
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	2,111,417
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,170,000	2,314,338
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	440,000	440,275
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,288,794

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	$5,398,576
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,594,000	2,439,008
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	567,450
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	16,567,000	14,146,230
Total Pharmaceuticals				51,663,378
Total Health Care				77,360,658
Industrials — 2.4%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	772,166
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	2,269,863
Boeing Co., Senior Notes	3.250%	2/1/35	2,030,000	2,003,125
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	169,535
Boeing Co., Senior Notes	5.705%	5/1/40	1,600,000	1,986,825
Boeing Co., Senior Notes	3.750%	2/1/50	130,000	126,812
Boeing Co., Senior Notes	5.805%	5/1/50	3,700,000	4,757,785
Boeing Co., Senior Notes	5.930%	5/1/60	1,010,000	1,320,381
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	47,872
General Dynamics Corp., Senior Notes	4.250%	4/1/50	190,000	233,314
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,190,000	2,933,573
Total Aerospace & Defense				16,621,251
Air Freight & Logistics — 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,806,753
Airlines — 0.7%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,450,000	1,474,088
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000	195,560
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	870,000	878,115
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	850,000	999,070
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,850,000	2,152,361	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,490,000	2,672,020	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,110,000	1,219,806	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	680,000	747,150	(a)

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	870,000	$980,786	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	40,000	41,559	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	440,000	457,798	(a)
Total Airlines				11,818,313
Commercial Services & Supplies — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	1,059,298
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	340,519	(a)
Total Commercial Services & Supplies				1,399,817
Industrial Conglomerates — 0.4%
3M Co., Senior Notes	3.700%	4/15/50	470,000	527,218
General Electric Co., Senior Notes	3.450%	5/1/27	130,000	142,151
General Electric Co., Senior Notes	3.625%	5/1/30	270,000	293,619
General Electric Co., Senior Notes	5.875%	1/14/38	1,490,000	1,952,368
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	3,296,921
General Electric Co., Senior Notes	4.250%	5/1/40	280,000	313,317
General Electric Co., Senior Notes	4.350%	5/1/50	350,000	390,356
Total Industrial Conglomerates				6,915,950
Trading Companies & Distributors — 0.1%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	388,038
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	323,950
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	350,400
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	410,000	413,128
Total Trading Companies & Distributors				1,475,516
Total Industrials				40,037,600
Information Technology — 0.4%
Communications Equipment — 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	317,420	(a)
IT Services — 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,720,000	1,971,820

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,020,000	$2,210,255
Intel Corp., Senior Notes	4.600%	3/25/40	120,000	146,173
NVIDIA Corp., Senior Notes	3.500%	4/1/40	220,000	241,288
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,070,000	1,154,670
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	443,491
Total Semiconductors & Semiconductor Equipment				4,195,877
Total Information Technology				6,485,117
Materials — 0.7%
Containers & Packaging — 0.0%††
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	258,193	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	204,667	(a)
Total Containers & Packaging				462,860
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	606,026	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	300,116	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	727,528	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	1,900,000	2,024,965
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	310,000	437,722
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,463
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	43,750
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	265,200
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	960,000	1,173,600
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	159,879	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,163,343	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	1,089,918	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	1,013,550
Total Metals & Mining				11,016,060
Paper & Forest Products — 0.0%††
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	420,000	430,546
Total Materials				11,909,466
Utilities — 0.8%
Electric Utilities — 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,271,133	(a)

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,320,000		$1,446,911
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,830,000		7,897,519
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	250,000		290,419
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	610,000		575,017
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	200,000		178,379
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	680,000		590,068
Total Utilities					13,249,446
Total Corporate Bonds & Notes (Cost — $552,909,401)					603,275,945
Sovereign Bonds — 26.7%
Argentina — 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,241,955		473,197
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	8,707,393		3,169,491
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	14,504,705		4,598,136
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 2.000%)	0.125%	1/9/38	2,874,178		1,096,528
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		367,633	*(a)(i)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		856,970	*(a)(i)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/10/21, 5.000% to 6/10/22 then 6.875%)	3.000%	12/10/25	824,492		571,620	(a)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 8/1/21, 5.000% to 8/1/22 then 6.875% PIK)	3.000%	2/1/29	1,034,131		597,211	(a)(j)
Total Argentina					11,730,786
Australia — 1.7%
Australia Government Bond, Senior Notes	3.000%	3/21/47	25,760,000	AUD	21,342,857	(f)
Australia Government Bond, Senior Notes	1.750%	6/21/51	11,060,000	AUD	6,912,276	(f)
Total Australia					28,255,133

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		$1,869,049
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,000,000		8,901,045
Total Brazil					10,770,094
China — 1.6%
China Government Bond	3.390%	3/16/50	110,000,000	CNY	16,085,343
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	321,903	(f)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,746,039	(f)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,432,589	(f)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,671,467	(f)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,789,655	(f)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	325,871	(f)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	855,934	(f)
Total China					26,228,801
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,340,000		2,342,925	(a)
Egypt — 0.2%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	247,972
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,980,000		3,173,774	(a)
Total Egypt					3,421,746
Ghana — 0.1%
Ghana Government International Bond	10.750%	10/14/30	870,000		1,102,051	(a)
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		334,455	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	910,000		905,200	(a)
Total Ghana					2,341,706
Indonesia — 6.4%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	271,101
Indonesia Treasury Bond	7.000%	5/15/27	200,138,000,000	IDR	14,588,668
Indonesia Treasury Bond	9.000%	3/15/29	114,267,000,000	IDR	9,155,915
Indonesia Treasury Bond	8.250%	5/15/29	355,437,000,000	IDR	27,370,987
Indonesia Treasury Bond	7.000%	9/15/30	233,933,000,000	IDR	16,750,542
Indonesia Treasury Bond	6.500%	2/15/31	100,961,000,000	IDR	7,008,909
Indonesia Treasury Bond	8.375%	3/15/34	290,150,000,000	IDR	22,282,998
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,445,358

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	$496,703
Indonesia Treasury Bond	7.375%	5/15/48	65,063,000,000	IDR	4,554,545
Total Indonesia					105,925,726
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	2,600,825	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	520,000		552,664	(f)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,820,000		2,997,138	(a)
Total Ivory Coast					6,150,627
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,519,268	(a)
Mexico — 6.4%
Mexican Bonos, Bonds	8.000%	11/7/47	628,180,000	MXN	31,454,586
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,526,885,400	MXN	75,127,587
Total Mexico					106,582,173
Russia — 8.0%
Russian Federal Bond — OFZ	7.750%	9/16/26	218,960,000	RUB	3,071,598
Russian Federal Bond — OFZ	7.950%	10/7/26	218,960,000	RUB	3,098,745
Russian Federal Bond — OFZ	8.150%	2/3/27	1,998,947,000	RUB	28,549,738
Russian Federal Bond — OFZ	6.000%	10/6/27	226,900,000	RUB	2,908,406
Russian Federal Bond — OFZ	7.050%	1/19/28	2,715,624,000	RUB	36,793,758
Russian Federal Bond — OFZ	6.900%	5/23/29	702,240,000	RUB	9,364,492
Russian Federal Bond — OFZ	7.650%	4/10/30	321,260,000	RUB	4,483,095
Russian Federal Bond — OFZ	7.700%	3/23/33	437,180,000	RUB	6,117,119
Russian Federal Bond — OFZ	7.250%	5/10/34	974,600,000	RUB	13,168,747
Russian Federal Bond — OFZ	7.700%	3/16/39	1,766,040,000	RUB	24,903,847
Total Russia					132,459,545
Supranational — 0.1%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,402,997
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,350,000		1,367,584	(a)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	2,260,000		2,268,475	(a)
Total Ukraine					3,636,059
Total Sovereign Bonds (Cost — $474,066,611)					443,767,586

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 15.0%
U.S. Government Obligations — 15.0%
U.S. Treasury Bonds	1.125%	8/15/40	170,000	$141,751
U.S. Treasury Bonds	2.000%	2/15/50	4,020,000	3,771,498
U.S. Treasury Bonds	1.250%	5/15/50	12,620,000	9,794,796
U.S. Treasury Bonds	1.375%	8/15/50	39,730,000	31,861,597
U.S. Treasury Bonds	1.625%	11/15/50	38,440,000	32,890,225
U.S. Treasury Bonds	1.875%	2/15/51	64,870,000	59,021,564
U.S. Treasury Notes	0.750%	3/31/26	6,200,000	6,176,266
U.S. Treasury Notes	0.375%	9/30/27	12,240,000	11,615,091
U.S. Treasury Notes	0.625%	12/31/27	8,740,000	8,390,400
U.S. Treasury Notes	0.750%	1/31/28	31,350,000	30,301,734
U.S. Treasury Notes	1.250%	4/30/28	29,130,000	29,018,487
U.S. Treasury Notes	0.625%	5/15/30	17,540,000	16,139,541
U.S. Treasury Notes	0.875%	11/15/30	4,650,000	4,349,203
U.S. Treasury Notes	1.125%	2/15/31	6,260,000	5,978,789
Total U.S. Government & Agency Obligations (Cost — $267,841,488)				249,450,942
Collateralized Mortgage Obligations (k) — 4.6%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.960%)	1.066%	7/25/35	99,390	99,257	(e)
Banc of America Funding Corp., 2015-R3 2A2	0.239%	2/27/37	4,397,174	3,773,237	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.603%	5/15/37	6,500,000	6,042,285	(a)(e)
CSMC Trust, 2015-2R 7A2	2.437%	8/27/36	8,628,076	7,169,009	(a)(e)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	6,260,000	5,965,923	(a)(e)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,300,000	4,494,890	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	3,268,000	3,380,147	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	8.056%	5/25/25	1,559,123	1,494,497	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	5.256%	10/25/29	4,420,000	4,823,567	(e)

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.206%	6/25/50	800,000	$837,609	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.010%	12/25/50	2,180,000	2,168,686	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.106%	7/25/25	305,817	311,364	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	5.856%	7/25/29	3,400,000	3,745,543	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	3.706%	1/25/30	3,880,000	4,026,441	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.506%	5/25/30	2,463,921	2,485,409	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.656%	7/25/30	5,280,000	5,399,017	(a)(e)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 3.750%)	3.865%	9/15/31	8,345,000	2,486,401	(a)(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.376%	11/25/36	1,545,130	1,279,858	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	172,392	82,317	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.323%	6/15/35	10,570,000	6,752,084	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	98,044	49,090	(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	5,713	5,630	(e)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	72,441	49,183
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	105,970	108,795

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.444%	2/25/36	1,803,486	$348,138	(e)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	0.866%	5/20/34	206,416	201,022	(e)
SFO Commercial Mortgage Trust, 2021- 555 D (1 mo. USD LIBOR + 2.400%)	2.510%	5/15/38	2,070,000	2,070,000	(a)(b)(e)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.515%	11/15/27	5,070,000	254,134	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	15,316	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	309,998	9,628	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	0.901%	1/25/45	3,457,148	2,860,851	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	1.066%	12/25/45	1,721,557	1,122,838	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.142%	2/25/46	1,994,984	1,907,651	(e)
Total Collateralized Mortgage Obligations (Cost — $89,753,683)				75,819,817
Asset-Backed Securities — 2.2%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	2.581%	1/25/34	328,325	321,643	(e)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	0.546%	11/28/36	2,223,336	2,073,284	(e)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	2,084,711	2,140,634	(e)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000	3,798,370
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	280,731	281,280	(a)
ITE Rail Fund Levered LP, 2021-1A A	2.250%	2/28/51	1,695,327	1,709,738	(a)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	1.493%	12/27/38	3,288,326	3,164,867	(e)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	4,500,000	4,516,632	(a)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	3,620,362	3,951,190	(a)

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000	$4,081,004	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2, Step bond	6.217%	4/25/35	4,301,092	3,465,178
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.456%	8/25/36	1,918,493	1,888,743	(e)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,790,000	1,780,406	(a)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	3,340,000	3,325,616	(a)
Total Asset-Backed Securities (Cost — $35,517,356)				36,498,585
Senior Loans — 1.1%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.863%	3/1/27	843,320	834,359	(e)(l)(m)
Media — 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.870%	4/30/25	1,374,865	1,374,865	(e)(l)(m)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.611%	11/18/24	65,994	65,100	(e)(l)(m)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.871%	1/31/26	816,321	811,627	(e)(l)(m)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	1,372,394	1,376,942	(e)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.615%	1/31/28	360,000	357,480	(e)(l)(m)
Total Media				3,986,014
Total Communication Services				4,820,373
Consumer Discretionary — 0.4%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	858,199	857,770	(e)(l)(m)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 0.3%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.863%	11/19/26	1,013,907	$1,000,529	(e)(l)(m)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	7/31/24	284,126	280,295	(e)(l)(m)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.863%	3/11/25	1,012,461	1,001,794	(e)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.863%	12/23/24	1,180,598	1,169,160	(e)(l)(m)
Golden Nugget Inc., First Lien Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	166,261	164,547	(e)(l)(m)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.856%	6/22/26	399,506	396,509	(e)(l)(m)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.863%	8/14/24	1,082,644	1,068,311	(e)(l)(m)
Total Hotels, Restaurants & Leisure				5,081,145
Total Consumer Discretionary				5,938,915
Financials — 0.2%
Capital Markets — 0.0%††
Edelman Financial Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	313,088	312,148	(e)(l)(m)
Diversified Financial Services — 0.1%
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	1/26/28	333,228	331,437	(e)(l)(m)
TKC Holdings Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	2/1/23	964,407	949,941	(e)(l)(m)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.859%	11/16/26	372,851	370,696	(e)(l)(m)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.115%	3/1/26	98,753	98,667	(e)(l)(m)
Total Diversified Financial Services				1,750,741
Insurance — 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.113%	11/3/24	558,514	556,027	(e)(l)(m)
Total Financials				2,618,916

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.2%
Health Care Providers & Services — 0.1%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.863%	11/17/25	791,578	$789,945	(e)(l)(m)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	359,611	358,201	(e)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.358%	3/5/26	275,117	273,054	(e)(l)(m)
Total Health Care Providers & Services				1,421,200
Health Care Technology — 0.1%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.453%	2/11/26	235,800	237,077	(e)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	985,429	985,532	(e)(l)(m)
Total Health Care Technology				1,222,609
Pharmaceuticals — 0.0%††
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.113%	6/2/25	249,921	249,851	(e)(l)(m)
Total Health Care				2,893,660
Information Technology — 0.0%††
Technology Hardware, Storage & Peripherals — 0.0%††
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	493,716	493,659	(e)(l)(m)
Materials — 0.0%††
Containers & Packaging — 0.0%††
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	1.861%	7/1/26	303,581	301,415	(e)(l)(m)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.863%	2/4/27	233,837	232,960	(e)(l)(m)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	2/6/23	17,768	17,757	(e)(l)(m)
Total Materials				552,132

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security		Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)		3.000%	4/18/24	427,241	$423,117	(e)(l)(m)
Total Senior Loans (Cost — $17,858,503)					17,740,772

		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.0%††
Canadian Dollar Futures, Call @ $80.00		6/4/21	32	32,000	51,840
Euro Futures, Call @ $1.18		5/7/21	62	7,750,000	180,575
Euro Futures, Call @ $1.21		6/4/21	205	25,625,000	130,688
Euro Futures, Put @ $1.21		5/7/21	64	8,000,000	37,600
U.S. Treasury 5-Year Notes Futures, Call @ $124.00		5/21/21	567	567,000	137,321
U.S. Treasury 10-Year Notes Futures, Call @ $131.75		5/21/21	64	64,000	45,000
U.S. Treasury Long-Term Bonds Futures, Call @ $157.50		5/7/21	32	32,000	21,000
U.S. Treasury Long-Term Bonds Futures, Call @ $157.50		5/21/21	142	142,000	164,187
U.S. Treasury Long-Term Bonds Futures, Put @ $157.00		5/21/21	63	63,000	73,828
Total Exchange-Traded Purchased Options (Cost — $805,447)					842,039

	Counterparty
OTC Purchased Options — 0.3%
U.S. Dollar/Brazilian Real, Put @ 5.60 BRL	Morgan Stanley & Co. Inc.	6/2/21	8,655,000	8,655,000	337,180
U.S. Dollar/Chinese Yuan Renminbi, Put @ 6.50 CNY	JPMorgan Chase & Co.	5/20/21	16,410,000	16,410,000	86,451
U.S. Dollar/Colombian Peso, Put @ 3,500.00 COP	Goldman Sachs Group Inc.	6/11/21	5,930,000	5,930,000	6,576
U.S. Dollar/Euro, Put @ $1.21	Goldman Sachs Group Inc.	5/20/21	7,950,000	7,950,000	31,470

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
U.S. Dollar/Euro, Put @ $1.19	BNP Paribas SA	7/6/21	32,026,582	32,026,582	$589,221
U.S. Dollar/Euro, Put @ $1.21	Goldman Sachs Group Inc.	7/20/21	7,960,000	7,960,000	73,603
U.S. Dollar/Mexican Peso, Put @ 20.45 MXN	Citibank N.A.	5/21/21	18,530,000	18,530,000	306,152
U.S. Dollar/Mexican Peso, Put @ 21.00 MXN	Morgan Stanley & Co. Inc.	6/9/21	17,330,000	17,330,000	685,251
U.S. Dollar/Mexican Peso, Put @ 20.60 MXN	Citibank N.A.	6/24/21	16,020,000	16,020,000	428,561
U.S. Dollar/Russian Ruble, Call @ 77.00 RUB	Goldman Sachs Group Inc.	6/24/21	15,950,000	15,950,000	237,858
U.S. Dollar/Russian Ruble, Put @ 74.72 RUB	Morgan Stanley & Co. Inc.	5/3/21	18,070,000	18,070,000	16,170
U.S. Dollar/Russian Ruble, Put @ 76.00 RUB	Citibank N.A.	5/4/21	18,160,000	18,160,000	215,120
U.S. Dollar/Russian Ruble, Put @ 72.46 RUB	Goldman Sachs Group Inc.	5/11/21	8,510,000	8,510,000	2,406
U.S. Dollar/Russian Ruble, Put @ 72.60 RUB	Goldman Sachs Group Inc.	5/20/21	9,200,000	9,200,000	11,291
U.S. Dollar/Russian Ruble, Put @ 74.00 RUB	Goldman Sachs Group Inc.	6/2/21	17,310,000	17,310,000	125,706
U.S. Dollar/Russian Ruble, Put @ 74.50 RUB	Goldman Sachs Group Inc.	6/8/21	17,330,000	17,330,000	188,604
U.S. Dollar/Russian Ruble, Put @ 76.00RUB	Morgan Stanley & Co. Inc.	7/15/21	16,200,000	16,200,000	418,882
U.S. Dollar/Russian Ruble, Put @ 75.85 RUB	Morgan Stanley & Co. Inc.	7/27/21	19,160,000	19,160,000	496,247
Total OTC Purchased Options (Cost — $5,338,056)					4,256,749
Total Purchased Options (Cost — $6,143,503)					5,098,788

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Municipal Bonds — 0.3%
California — 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000		$451,323	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	205,000		208,489
Total California					659,812
Illinois — 0.2%
State of Illinois, GO	5.100%	6/1/33	2,925,000		3,338,733
Michigan — 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	820,000		783,412	(e)
Total Municipal Bonds (Cost — $4,089,583)					4,781,957

			Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			40,182		245,512
Southwestern Energy Co.			47,139		201,284	*
Total Common Stocks (Cost — $2,306,635)					446,796
Total Investments before Short-Term Investments (Cost — $1,450,486,763)					1,436,881,188

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 4.7%
Sovereign Bonds — 0.1%
Egypt Treasury Bills (Cost — $824,416)	12.853%	4/12/22	14,550,000	EGP	828,225	(n)

			Shares
Money Market Funds — 4.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $77,199,139)	0.010%		77,199,139		77,199,139	(o)
Total Short-Term Investments (Cost — $78,023,555)					78,027,364
Total Investments — 91.2% (Cost — $1,528,510,318)					1,514,908,552
Other Assets in Excess of Liabilities — 8.8%					145,498,623
Total Net Assets — 100.0%					$1,660,407,175

See Notes to Financial Statements.

34	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of April 30, 2021.

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2021, the total market value of investments in Affiliated Companies was $77,199,139 and the cost was $77,199,139 (Note 8).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EGP	— Egyptian Pound

EUR	— Euro

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Australian Dollar Futures, Call	5/7/21	$77.50		61	61,000	$(10,980)
Australian Dollar Futures, Call	5/7/21	78.00		13	13,000	(1,040)
Canadian Dollar Futures, Call	5/7/21	80.00		13	13,000	(18,980)
Euro Futures, Call	5/7/21	1.20		124	15,500,000	(86,800)
Euro Futures, Put	5/7/21	1.17		61	7,625,000	(381)
Euro-Bund Futures, Call	5/21/21	171.00	EUR	128	12,800,000	(50,783)
Euro-Bund Futures, Call	5/21/21	172.00	EUR	122	12,200,000	(19,068)
Euro-Bund Futures, Call	6/25/21	172.50	EUR	255	25,500,000	(254,456)
Euro-Bund Futures, Put	5/21/21	170.50	EUR	128	12,800,000	(153,888)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	98.75		309	772,500	(264,581)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.13		462	1,155,000	(150,150)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75		1,671	4,177,500	(637,069)
Japanese Yen Futures, Call	5/7/21	92.50		36	45,000	(1,125)
U.S. Treasury 5-Year Notes Futures, Call	5/7/21	124.00		318	318,000	(44,719)
U.S. Treasury 5-Year Notes Futures, Call	5/21/21	123.75		309	309,000	(120,703)
U.S. Treasury 5-Year Notes Futures, Call	5/21/21	124.25		128	128,000	(16,000)

See Notes to Financial Statements.

36	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 5-Year Notes Futures, Put	5/21/21	$123.25	310	310,000	$(24,219)
U.S. Treasury 5-Year Notes Futures, Put	5/21/21	123.50	869	869,000	(115,414)
U.S. Treasury 5-Year Notes Futures, Put	5/21/21	123.75	638	638,000	(129,594)
U.S. Treasury 10-Year Notes Futures, Call	5/7/21	132.25	127	127,000	(27,781)
U.S. Treasury 10-Year Notes Futures, Call	5/7/21	132.50	192	192,000	(27,000)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	131.50	306	306,000	(262,969)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	132.00	1,089	1,089,000	(595,547)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	132.25	348	348,000	(146,812)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	132.50	94	94,000	(29,375)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	132.75	573	573,000	(125,344)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	133.00	441	441,000	(68,906)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	134.00	860	860,000	(26,875)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	135.50	92	92,000	(1,438)
U.S. Treasury 10-Year Notes Futures, Call	6/25/21	132.50	1,075	1,075,000	(386,328)
U.S. Treasury 10-Year Notes Futures, Call	6/25/21	133.00	378	378,000	(94,500)
U.S. Treasury 10-Year Notes Futures, Put	5/21/21	131.50	311	311,000	(102,047)
U.S. Treasury 10-Year Notes Futures, Put	5/21/21	132.00	31	31,000	(15,984)
U.S. Treasury Long-Term Bonds Futures, Call	5/7/21	157.00	64	64,000	(58,000)
U.S. Treasury Long-Term Bonds Futures, Call	5/7/21	158.50	64	64,000	(18,000)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	157.00	106	106,000	(150,719)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	158.00	60	60,000	(55,312)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	159.00	1,816	1,816,000	(993,125)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	160.00	749	749,000	(234,062)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	162.00	244	244,000	(22,875)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	163.00	185	185,000	(11,563)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	165.00	668	668,000	(20,875)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	166.00	154	154,000	(4,813)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Call		6/25/21	$158.00		191	191,000	$(217,859)
U.S. Treasury Long-Term Bonds Futures, Put		5/21/21	156.00		186	186,000	(148,219)
Total Exchange-Traded Written Options (Premiums received — $9,955,118)							$(5,946,278)
OTC Written Options
	Counterparty
Interest rate swaption, Call	Citibank N.A.	6/1/21	175.00	bps	1,077,000	1,077,000	$(1,349)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	4,344,000	4,344,000	(5,443)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	2,067,000	2,067,000	(2,590)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	2,239,000	2,239,000	(5,215)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	2,239,000	2,239,000	(5,215)
Interest rate swaption, Put	Citibank N.A.	6/1/21	225.00	bps	1,077,000	1,077,000	(4,692)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	4,344,000	4,344,000	(18,922)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	2,067,000	2,067,000	(9,004)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	2,239,000	2,239,000	(7,136)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	2,239,000	2,239,000	(7,136)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	5/7/21	5.26	BRL	9,120,000	9,120,000	(8,866)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	6/2/21	5.40	BRL	17,310,000	17,310,000	(280,203)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	6/9/21	5.63	BRL	16,700,000	16,700,000	(753,739)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	6/14/21	5.40	BRL	5,930,000	5,930,000	(114,745)
U.S. Dollar/Chinese Yuan Renminbi, Call	JPMorgan Chase & Co.	5/20/21	6.90	CNY	16,410,000	16,410,000	(365)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	5/21/21	19.90	MXN	37,060,000	37,060,000	(147,289)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	6/9/21	20.40	MXN	34,660,000	34,660,000	(635,862)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	6/24/21	20.00	MXN	32,040,000	32,040,000	(356,102)

See Notes to Financial Statements.

38	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Norwegian Krone, Put	Goldman Sachs Group Inc.	7/15/21	8.37	NOK	16,200,000	16,200,000	$(369,628)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	6/24/21	81.00	RUB	31,900,000	31,900,000	(178,480)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	5/4/21	73.80	RUB	36,320,000	36,320,000	(4,527)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	6/2/21	72.00	RUB	34,620,000	34,620,000	(59,867)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	6/8/21	72.40	RUB	34,660,000	34,660,000	(103,492)
Total OTC Written Options (Premiums received — $4,563,917)							$(3,079,867)
Total Written Options (Premiums received — $14,519,035)							$(9,026,145)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CNY	— Chinese Yuan Renminbi

EUR	— Euro

MXN	— Mexican Peso

NOK	— Norwegian Krone

RUB	— Russian Ruble

At April 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,122	9/23	$277,823,569	$277,989,525	$165,956
90-Day Eurodollar	13,001	12/23	3,216,391,942	3,215,797,350	(594,592)
Australian 10-Year Bonds	466	6/21	49,900,595	50,038,741	138,146
Australian Dollar	772	6/21	59,594,181	59,490,328	(103,853)
Canadian Dollar	334	6/21	26,445,650	27,200,960	755,310
Japanese Yen	679	6/21	78,144,812	77,673,356	(471,456)
Mexican Peso	2,047	6/21	49,133,613	50,253,850	1,120,237
Russian Ruble	931	6/21	31,108,228	30,781,188	(327,040)
U.S. Treasury 5-Year Notes	10,213	6/21	1,265,268,504	1,265,773,687	505,183
U.S. Treasury Long- Term Bonds	12,466	6/21	1,985,918,407	1,960,278,500	(25,639,907)
U.S. Treasury Ultra Long-Term Bonds	469	6/21	87,590,499	87,190,031	(400,468)
					(24,852,484)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	3,446	6/21	$851,363,391	$859,906,225	$(8,542,834)
90-Day Eurodollar	2,465	12/21	614,847,567	614,678,562	169,005
British Pound	41	6/21	3,572,407	3,539,069	33,338
Euro	801	6/21	119,655,258	120,475,406	(820,148)
Euro-BTP	598	6/21	106,884,765	105,749,694	1,135,071
Euro-Bund	5,683	6/21	1,168,460,932	1,161,505,748	6,955,184
Euro-Buxl	47	6/21	11,802,036	11,408,511	393,525
U.S. Treasury 2-Year Notes	958	6/21	211,678,921	211,485,984	192,937
U.S. Treasury 10-Year Notes	8,433	6/21	1,115,645,874	1,113,419,531	2,226,343
U.S. Treasury Ultra 10-Year Notes	207	6/21	30,452,074	30,128,204	323,870
United Kingdom Long Gilt Bonds	797	6/21	141,782,668	140,525,967	1,256,701
					3,322,992
Net unrealized depreciation on open futures contracts					$(21,529,492)

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)

At April 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,308,066	USD	783,000	BNP Paribas SA	5/3/21	$9,870
USD	802,815	BRL	4,308,066	BNP Paribas SA	5/3/21	9,945
BRL	4,308,066	USD	802,815	Goldman Sachs Group Inc.	5/3/21	(9,945)
USD	793,751	BRL	4,308,066	Goldman Sachs Group Inc.	5/3/21	881
RUB	550,556,158	USD	7,347,960	Morgan Stanley & Co. Inc.	5/4/21	(31,217)
USD	7,167,767	RUB	550,556,158	Morgan Stanley & Co. Inc.	5/4/21	(148,976)
RUB	194,239,360	USD	2,542,400	Citibank N.A.	5/5/21	38,658
USD	3,369,779	BRL	18,357,344	Citibank N.A.	5/11/21	(6,279)

See Notes to Financial Statements.

40	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	18,357,344	USD	3,368,320	Morgan Stanley & Co. Inc.	5/11/21	$7,738
USD	3,318,900	RUB	246,727,026	Goldman Sachs Group Inc.	5/12/21	43,359
RUB	509,444,000	USD	6,839,827	JPMorgan Chase & Co.	5/14/21	(78,226)
USD	3,496,000	RUB	260,801,600	Goldman Sachs Group Inc.	5/21/21	37,661
USD	7,517,655	CNY	50,180,350	JPMorgan Chase & Co.	5/24/21	(223,879)
MXN	30,723,982	USD	1,470,047	Citibank N.A.	5/25/21	42,494
RUB	151,987,982	USD	2,040,107	Goldman Sachs Group Inc.	6/3/21	(28,194)
BRL	4,817,618	USD	840,771	Morgan Stanley & Co. Inc.	6/7/21	43,026
RUB	144,399,782	USD	1,918,679	Goldman Sachs Group Inc.	6/9/21	(8,907)
MXN	38,500,455	USD	1,794,893	Morgan Stanley & Co. Inc.	6/11/21	96,763
RUB	134,640,000	USD	1,744,516	Goldman Sachs Group Inc.	7/16/21	26,764
RUB	481,110,000	USD	6,230,461	Goldman Sachs Group Inc.	7/16/21	98,865
USD	7,987,846	RUB	616,262,331	Morgan Stanley & Co. Inc.	7/16/21	(119,500)
EUR	5,300,000	USD	6,352,421	BNP Paribas SA	7/19/21	30,110
EUR	7,300,000	USD	8,790,514	BNP Paribas SA	7/19/21	520
USD	11,926	EUR	10,000	BNP Paribas SA	7/19/21	(116)
USD	966,014	EUR	810,000	BNP Paribas SA	7/19/21	(9,429)
USD	1,088,862	EUR	911,672	BNP Paribas SA	7/19/21	(9,021)
BRL	148,170,000	USD	26,453,260	Citibank N.A.	7/19/21	629,005
CAD	90,000	USD	71,859	Citibank N.A.	7/19/21	1,374
CAD	9,049,486	USD	7,225,369	Citibank N.A.	7/19/21	138,176
CAD	21,850,000	USD	17,456,817	Citibank N.A.	7/19/21	322,476
CNY	399,929,000	USD	60,646,761	Citibank N.A.	7/19/21	808,099
INR	2,059,267,022	USD	27,687,624	Citibank N.A.	7/19/21	(213,980)
USD	748,760	AUD	981,694	Citibank N.A.	7/19/21	(7,752)
USD	16,852,399	AUD	22,016,732	Citibank N.A.	7/19/21	(114,113)
USD	797,673	CNY	5,264,000	Citibank N.A.	7/19/21	(11,217)
USD	1,022,944	EUR	860,000	Citibank N.A.	7/19/21	(12,712)
USD	22,153,220	MXN	451,970,000	Citibank N.A.	7/19/21	42,124
USD	32,395,049	MXN	658,406,694	Citibank N.A.	7/19/21	184,739
USD	42,264,184	MXN	861,940,000	Citibank N.A.	7/19/21	96,698
USD	31,564,383	RUB	2,467,671,869	Citibank N.A.	7/19/21	(886,110)
USD	33,618,496	TWD	946,596,000	Citibank N.A.	7/19/21	(277,187)
ZAR	9,988,464	USD	678,518	Citibank N.A.	7/19/21	2,746
BRL	4,308,066	USD	788,867	Goldman Sachs Group Inc.	7/19/21	(1,446)
NOK	73,012,154	USD	8,723,077	Goldman Sachs Group Inc.	7/19/21	49,158
USD	5,892,200	GBP	4,288,059	Goldman Sachs Group Inc.	7/19/21	(31,132)
AUD	781,000	USD	595,439	JPMorgan Chase & Co.	7/19/21	6,414
USD	10,000,275	CNH	65,929,810	JPMorgan Chase & Co.	7/19/21	(126,390)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,596,971	IDR	786,857,133,100	JPMorgan Chase & Co.	7/19/21	$(470,210)
BRL	81,295,163	USD	14,256,272	Morgan Stanley & Co. Inc.	7/19/21	602,722
BRL	108,510,000	USD	19,028,784	Morgan Stanley & Co. Inc.	7/19/21	804,493
BRL	217,070,000	USD	38,066,336	Morgan Stanley & Co. Inc.	7/19/21	1,609,356
NOK	3,206,400	USD	377,819	Morgan Stanley & Co. Inc.	7/19/21	7,422
USD	9,382,519	JPY	1,031,063,719	Morgan Stanley & Co. Inc.	7/19/21	(58,296)
USD	8,046,174	NOK	67,480,000	Morgan Stanley & Co. Inc.	7/19/21	(61,386)
USD	11,278,853	RUB	855,501,025	Morgan Stanley & Co. Inc.	7/28/21	42,712
Total						$2,888,748

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

RUB	— Russian Ruble

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc.	1,040,080,000	BRL	1/3/22	BRL - CDI**	3.383	**	—	$(978,790)
Goldman Sachs Group Inc.	678,600,000	RUB	3/2/31	RUB - MOSPRIME-NFEA**	7.020	**	—	(202,655)

See Notes to Financial Statements.

42	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

OTC INTEREST RATE SWAPS (cont’d)
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	105,373,000	BRL	1/2/24	BRL - CDI**	7.280	**	—	$143,898
JPMorgan Chase & Co.	191,900,000	BRL	1/2/24	BRL - CDI**	6.917	**	—	58,730
JPMorgan Chase & Co.	240,070,000	BRL	1/2/24	BRL - CDI**	6.520	**	—	(329,716)
Total							—	$(1,308,533)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$213,385,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(582)	$(54,392)
958,061,000	3/1/25	3-Month LIBOR quarterly	1.410% semi-annually	(551,656)	571,092
185,080,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(1,156,950)
1,158,591,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(1,609,249)	51,077,797
98,052,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(329,133)	4,530,903
65,965,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	106,646	135,725
103,751,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(315,825)	26,346
138,670,000	5/20/30	0.713% semi-annually	3-Month LIBOR quarterly	(73,136)	10,423,058
145,530,000	6/24/30	0.689% semi-annually	3-Month LIBOR quarterly	—	11,392,201
148,530,000	7/8/30	0.680% semi-annually	3-Month LIBOR quarterly	—	11,835,107
41,100,000	7/20/45	0.560% annually	Daily SOFR annually	253,132	9,859,211
12,970,000	8/19/45	0.740% annually	Daily SOFR annually	—	2,679,547

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$12,800,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	$586,142	$2,670,935
	77,913,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	346,073	17,064,279
	8,329,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	49,041	723,240
	14,798,000	2/15/47	2.250% semi-annually	3-Month LIBOR quarterly	(18,497)	(509,955)
	17,476,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	96,262	3,074,840
	8,507,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	7,577	1,491,392
	40,821,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	297,545	371,291
	5,620,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	95,340	1,409,953
	5,030,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	39,715	977,528
	1,492,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	15,517	4,249
	4,478,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(560)	32,103
Total	$3,466,949,000				$(1,005,648)	$128,629,500

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.36 Index	$50,290,000	6/20/26	5.000% quarterly	$4,941,646	$4,196,808	$744,838
Markit CDX.NA.IG.36 Index	247,064,000	6/20/26	1.000% quarterly	6,137,896	5,358,138	779,758
Total	$297,354,000			$11,079,542	$9,554,946	$1,524,596

See Notes to Financial Statements.

44	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset Macro Opportunities Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

LIBOR	— London Interbank Offered Rate

MOSPRIME-NFEA	— Moscow Prime Offered Rate-National Foreign Exchange Association

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	45

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $1,451,311,179)	$1,437,709,413
Investments in affiliated securities, at value (Cost — $77,199,139)	77,199,139
Foreign currency, at value (Cost — $30,681,767)	30,702,453
Cash	1,006,980
Deposits with brokers for open futures contracts and exchange-traded options	42,541,265
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $37,296,764)	38,052,602
Deposits with brokers for centrally cleared swap contracts	25,266,462
Interest receivable	16,113,586
Unrealized appreciation on forward foreign currency contracts	5,834,368
Receivable for Fund shares sold	4,608,981
Deposits with brokers for OTC derivatives	2,520,000
Receivable for premiums on written options	276,147
OTC swaps, at value (premiums paid — $0)	202,628
Receivable for securities sold	108,745
Receivable for open OTC swap contracts	104,123
Prepaid expenses	56,697
Total Assets	1,682,303,589

Liabilities:
Written options, at value (premiums received — $14,519,035)	9,026,145
Payable for securities purchased	3,276,443
Unrealized depreciation on forward foreign currency contracts	2,945,620
Payable for Fund shares repurchased	1,983,475
Investment management fee payable	1,588,135
OTC swaps, at value (premiums paid — $0)	1,511,161
Payable to broker — net variation margin on open futures contracts	501,831
Payable to broker for option premiums	285,168
Accrued foreign capital gains tax	246,641
Payable to broker — net variation margin on centrally cleared swap contracts	88,293
Payable for open OTC swap contracts	71,204
Service and/or distribution fees payable	33,705
Directors’ fees payable	666
Accrued expenses	337,927
Total Liabilities	21,896,414
Total Net Assets	$1,660,407,175

Net Assets:
Par value (Note 7)	$147,595
Paid-in capital in excess of par value	1,679,808,296
Total distributable earnings (loss)	(19,548,716)
Total Net Assets	$1,660,407,175

See Notes to Financial Statements.

46	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Net Assets:
Class A	$43,697,485
Class A2	$579,839
Class C	$19,651,508
Class FI	$39,367,559
Class I	$1,175,252,700
Class IS	$381,858,084

Shares Outstanding:
Class A	3,891,761
Class A2	52,152
Class C	1,781,179
Class FI	3,508,444
Class I	104,512,466
Class IS	33,849,329

Net Asset Value:
Class A (and redemption price)	$11.23
Class A2 (and redemption price)	$11.12
Class C*	$11.03
Class FI (and redemption price)	$11.22
Class I (and redemption price)	$11.25
Class IS (and redemption price)	$11.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.73
Class A2 (based on maximum initial sales charge of 4.25%)	$11.61

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	47

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Interest from unaffiliated investments	$35,325,941
Interest from affiliated investments	1,410
Dividends	1,607
Less: Foreign taxes withheld	(622,094)
Total Investment Income	34,706,864

Expenses:
Investment management fee (Note 2)	9,486,875
Transfer agent fees (Note 5)	666,509
Service and/or distribution fees (Notes 2 and 5)	215,088
Custody fees	144,214
Registration fees	142,130
Fund accounting fees	44,362
Audit and tax fees	35,981
Interest expense	34,128
Legal fees	19,891
Commodity pool reports	19,834
Directors’ fees	13,830
Shareholder reports	11,997
Insurance	9,313
Commitment fees (Note 9)	6,403
Miscellaneous expenses	10,618
Total Expenses	10,861,173
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,694)
Net Expenses	10,855,479
Net Investment Income	23,851,385

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(22,227,282)	†
Futures contracts	(200,427,314)
Written options	63,191,344
Swap contracts	36,953,601
Forward foreign currency contracts	(8,724,659)
Foreign currency transactions	768,403
Net Realized Loss	(130,465,907)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(6,836,630)	‡
Futures contracts	53,824,158
Written options	2,243,967
Swap contracts	81,903,287
Forward foreign currency contracts	4,823,922
Foreign currencies	1,754,336
Change in Net Unrealized Appreciation (Depreciation)	137,713,040
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	7,247,133
Increase in Net Assets From Operations	$31,098,518

†	Net of foreign capital gains tax of $83,114.

‡	Net of change in accrued foreign capital gains tax of $221,413.

See Notes to Financial Statements.

48	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income	$23,851,385	$51,912,420
Net realized loss	(130,465,907)	(59,227,236)
Change in net unrealized appreciation (depreciation)	137,713,040	4,227,315
Increase (Decrease) in Net Assets From Operations	31,098,518	(3,087,501)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(811,561)	(166,106,255)
Decrease in Net Assets From Distributions to Shareholders	(811,561)	(166,106,255)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	450,620,447	737,615,000
Reinvestment of distributions	583,281	121,323,413
Cost of shares repurchased	(390,724,507)	(755,597,688)
Increase in Net Assets From Fund Share Transactions	60,479,221	103,340,725
Increase (Decrease) in Net Assets	90,766,178	(65,853,031)

Net Assets:
Beginning of period	1,569,640,997	1,635,494,028
End of period	$1,660,407,175	$1,569,640,997

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	49

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.00		$11.94	$10.36	$11.79	$10.88	$10.89

Income (loss) from operations:
Net investment income	0.15		0.33	0.46	0.35	0.30	0.33
Net realized and unrealized gain (loss)	0.08		(0.11)	1.37	(1.21)	0.81	0.36
Total income (loss) from operations	0.23		0.22	1.83	(0.86)	1.11	0.69

Less distributions from:
Net investment income	(0.00)	[3]	(0.57)	(0.25)	(0.35)	(0.16)	(0.28)
Net realized gains	—		(0.59)	—	(0.22)	(0.04)	(0.42)
Total distributions	(0.00)	[3]	(1.16)	(0.25)	(0.57)	(0.20)	(0.70)

Net asset value, end of period	$11.23		$11.00	$11.94	$10.36	$11.79	$10.88
Total return[4]	2.09%		1.86%	17.98%	(7.75)%	10.44%	6.79%

Net assets, end of period (000s)	$43,697		$46,762	$44,655	$40,797	$45,837	$64,282

Ratios to average net assets:
Gross expenses	1.58%[5]		1.59%	1.57%	1.59%	1.55%	1.63%[6]
Net expenses[7]	1.58	[5,8]	1.59 [8]	1.57	1.59	1.55	1.63 [6]
Net investment income	2.63	[5]	3.04	4.13	3.11	2.73	3.14

Portfolio turnover rate	36%		138%	165%	113%[9]	150%[9]	295%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151% and 297% for the years ended October 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

50	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2021[2]	2020	2019	2018	2017[3]

Net asset value, beginning of period	$10.89	$11.84	$10.27	$11.73	$10.58

Income (loss) from operations:
Net investment income	0.14	0.32	0.45	0.34	0.32
Net realized and unrealized gain (loss)	0.09	(0.12)	1.36	(1.19)	1.07
Total income (loss) from operations	0.23	0.20	1.81	(0.85)	1.39

Less distributions from:
Net investment income	—	(0.56)	(0.24)	(0.39)	(0.20)
Net realized gains	—	(0.59)	—	(0.22)	(0.04)
Total distributions	—	(1.15)	(0.24)	(0.61)	(0.24)

Net asset value, end of period	$11.12	$10.89	$11.84	$10.27	$11.73
Total return[4]	2.11%	1.76%	17.87%	(7.63)%	13.41%

Net assets, end of period (000s)	$580	$607	$598	$521	$358

Ratios to average net assets:
Gross expenses	1.63%[5]	1.65%	1.59%	1.62%[6]	3.23%[5]
Net expenses[7]	1.63 [5,8]	1.65 [8]	1.59	1.62 [6]	1.85 [5,8]
Net investment income	2.58 [5]	2.98	4.11	3.10	3.17 [5]

Portfolio turnover rate	36%	138%	165%	113%[9]	150%[9,10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	For the period December 14, 2016 (inception date) to October 31, 2017.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

[10]	For the year ended October 31, 2017.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.84	$11.78	$10.20	$11.63	$10.73	$10.76

Income (loss) from operations:
Net investment income	0.11	0.26	0.38	0.26	0.22	0.26
Net realized and unrealized gain (loss)	0.08	(0.13)	1.35	(1.19)	0.81	0.35
Total income (loss) from operations	0.19	0.13	1.73	(0.93)	1.03	0.61

Less distributions from:
Net investment income	—	(0.48)	(0.15)	(0.28)	(0.09)	(0.22)
Net realized gains	—	(0.59)	—	(0.22)	(0.04)	(0.42)
Total distributions	—	(1.07)	(0.15)	(0.50)	(0.13)	(0.64)

Net asset value, end of period	$11.03	$10.84	$11.78	$10.20	$11.63	$10.73
Total return[3]	1.75%	1.09%	17.13%	(8.38)%	9.67%	6.04%

Net assets, end of period (000s)	$19,652	$21,515	$28,583	$32,338	$37,669	$29,340

Ratios to average net assets:
Gross expenses	2.29%[4]	2.31%	2.29%	2.29%	2.30%	2.32%[5]
Net expenses[6]	2.29 [4,7]	2.30 [7]	2.29	2.29	2.30	2.32 [5]
Net investment income	1.92 [4]	2.37	3.43	2.41	2.00	2.49

Portfolio turnover rate	36%	138%	165%	113%[8]	150%[8]	295%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151% and 297% for the years ended October 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

52	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.99	$11.94	$10.34	$11.79	$10.88	$10.87

Income (loss) from operations:
Net investment income	0.15	0.34	0.45	0.32	0.30	0.33
Net realized and unrealized gain (loss)	0.08	(0.14)	1.38	(1.19)	0.80	0.35
Total income (loss) from operations	0.23	0.20	1.83	(0.87)	1.10	0.68

Less distributions from:
Net investment income	—	(0.56)	(0.23)	(0.36)	(0.15)	(0.25)
Net realized gains	—	(0.59)	—	(0.22)	(0.04)	(0.42)
Total distributions	—	(1.15)	(0.23)	(0.58)	(0.19)	(0.67)

Net asset value, end of period	$11.22	$10.99	$11.94	$10.34	$11.79	$10.88
Total return[3]	2.09%	1.82%	17.93%	(7.80)%	10.35%	6.76%

Net assets, end of period (000s)	$39,368	$37,935	$55,388	$30,425	$81,279	$25,088

Ratios to average net assets:
Gross expenses	1.61%[4]	1.62%	1.61%[5]	1.65%	1.63%[5]	1.69%[5]
Net expenses[6]	1.61 [4,7]	1.62 [7]	1.61 [5]	1.65 [7]	1.63 [5]	1.65 [5,7]
Net investment income	2.60 [4]	3.10	4.03	2.88	2.69	3.18

Portfolio turnover rate	36%	138%	165%	113%[8]	150%[8]	295%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151% and 297% for the years ended October 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.01	$11.95	$10.37	$11.80	$10.89	$10.91

Income (loss) from operations:
Net investment income	0.16	0.36	0.49	0.38	0.34	0.36
Net realized and unrealized gain (loss)	0.09	(0.11)	1.38	(1.20)	0.80	0.35
Total income (loss) from operations	0.25	0.25	1.87	(0.82)	1.14	0.71

Less distributions from:
Net investment income	(0.01)	(0.60)	(0.29)	(0.39)	(0.19)	(0.31)
Net realized gains	—	(0.59)	—	(0.22)	(0.04)	(0.42)
Total distributions	(0.01)	(1.19)	(0.29)	(0.61)	(0.23)	(0.73)

Net asset value, end of period	$11.25	$11.01	$11.95	$10.37	$11.80	$10.89
Total return[3]	2.23%	2.13%	18.26%	(7.45)%	10.66%	7.15%

Net assets, end of period (millions)	$1,175	$1,225	$1,275	$1,150	$1,057	$567

Ratios to average net assets:
Gross expenses	1.30%[4]	1.32%	1.30%	1.30%	1.30%	1.34%[5]
Net expenses[6]	1.30 [4,7]	1.32 [7]	1.30	1.30	1.30	1.34 [5]
Net investment income	2.90 [4]	3.34	4.39	3.43	3.01	3.45

Portfolio turnover rate	36%	138%	165%	113%[8]	150%[8]	295%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151% and 297% for the years ended October 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

54	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.04	$11.98	$10.39	$11.83	$10.92	$10.93

Income (loss) from operations:
Net investment income	0.17	0.37	0.50	0.39	0.34	0.37
Net realized and unrealized gain (loss)	0.08	(0.11)	1.39	(1.22)	0.81	0.36
Total income (loss) from operations	0.25	0.26	1.89	(0.83)	1.15	0.73

Less distributions from:
Net investment income	(0.01)	(0.61)	(0.30)	(0.39)	(0.20)	(0.32)
Net realized gains	—	(0.59)	—	(0.22)	(0.04)	(0.42)
Total distributions	(0.01)	(1.20)	(0.30)	(0.61)	(0.24)	(0.74)

Net asset value, end of period	$11.28	$11.04	$11.98	$10.39	$11.83	$10.92
Total return[3]	2.24%	2.30%	18.45%	(7.45)%	10.83%	7.22%

Net assets, end of period (millions)	$382	$238	$231	$166	$172	$180

Ratios to average net assets:
Gross expenses	1.22%[4]	1.22%	1.21%	1.21%	1.21%	1.23%[5]
Net expenses[6]	1.22 [4,7]	1.22 [7]	1.21	1.21	1.21	1.23 [5]
Net investment income	3.01 [4]	3.42	4.46	3.49	3.08	3.55

Portfolio turnover rate	36%	138%	165%	113%[8]	150%[8]	295%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113%, 151% and 297% for the years ended October 31, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	55

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When

56	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$168,264,324	$2,275,398	$170,539,722
Other Corporate Bonds & Notes	—	432,736,223	—	432,736,223
Sovereign Bonds	—	443,767,586	—	443,767,586
U.S. Government & Agency Obligations	—	249,450,942	—	249,450,942
Collateralized Mortgage Obligations	—	69,853,894	5,965,923	75,819,817
Asset-Backed Securities	—	36,498,585	—	36,498,585
Senior Loans	—	17,740,772	—	17,740,772
Purchased Options:
Exchange-Traded Purchased Options	$842,039	—	—	842,039
OTC Purchased Options	—	4,256,749	—	4,256,749
Municipal Bonds	—	4,781,957	—	4,781,957
Common Stocks	446,796	—	—	446,796
Total Long-Term Investments	1,288,835	1,427,351,032	8,241,321	1,436,881,188
Short-Term Investments†:
Sovereign Bonds	—	828,225	—	828,225
Money Market Funds	77,199,139	—	—	77,199,139
Total Short-Term Investments	77,199,139	828,225	—	78,027,364
Total Investments	$78,487,974	$1,428,179,257	$8,241,321	$1,514,908,552
Other Financial Instruments:
Futures Contracts	$15,370,806	—	—	$15,370,806
Forward Foreign Currency Contracts	—	$5,834,368	—	5,834,368
OTC Interest Rate Swaps	—	202,628	—	202,628
Centrally Cleared Interest Rate Swaps	—	130,350,797	—	130,350,797
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	1,524,596	—	1,524,596
Total Other Financial
Instruments	$15,370,806	$137,912,389	—	$153,283,195
Total	$93,858,780	$1,566,091,646	$8,241,321	$1,668,191,747

58	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,946,278	—	—	$5,946,278
OTC Written Options	—	$3,079,867	—	3,079,867
Futures Contracts	36,900,298	—	—	36,900,298
Forward Foreign Currency Contracts	—	2,945,620	—	2,945,620
OTC Interest Rate Swaps	—	1,511,161	—	1,511,161
Centrally Cleared Interest Rate Swaps	—	1,721,297	—	1,721,297
Total	$42,846,576	$9,257,945	—	$52,104,521

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

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Notes to financial statements (unaudited) (cont’d)

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future

60	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

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Notes to financial statements (unaudited) (cont’d)

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2021, the total notional value of all credit default swaps to sell protection was $297,354,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of

62	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption

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Notes to financial statements (unaudited) (cont’d)

contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater

64	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

66	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2021, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $7,536,648. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,520,000, which could be used to reduce the required payment.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

At April 30, 2021, the Fund held non-cash collateral from BNP Paribas SA, Citibank N.A. and Morgan Stanley & Co. Inc. in the amounts of $802,390, $381,992 and $4,818,297, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

68	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon the disposition of the securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2021, there were $246,641 of capital gains tax liabilities accrued on unrealized gains.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”), Western Asset Management Company Ltd in Japan (“Western Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Singapore, Western Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 1.85%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $5,694, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2021, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended April 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$3,892	$284	—
CDSCs	—	—	$211

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$118,885,264	$418,051,529
Sales	249,716,604	317,884,973

70	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,528,510,318	$66,366,858	$(79,968,624)	$(13,601,766)
Written options	(14,519,035)	6,461,643	(968,753)	5,492,890
Futures contracts	—	15,370,806	(36,900,298)	(21,529,492)
Forward foreign currency contracts	—	5,834,368	(2,945,620)	2,888,748
Swap contracts	8,549,298	132,078,021	(3,232,458)	128,845,563

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$441,336	$4,657,452	—	$5,098,788
Futures contracts[3]	13,461,921	1,908,885	—	15,370,806
Forward foreign currency contracts	—	5,834,368	—	5,834,368
OTC swap contracts[4]	202,628	—	—	202,628
Centrally cleared swap contracts[5]	130,350,797	—	$1,524,596	131,875,393
Total	$144,456,682	$12,400,705	$1,524,596	$158,381,983

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$5,893,674	$3,132,471	$9,026,145
Futures contracts[3]	35,177,801	1,722,497	36,900,298
Forward foreign currency contracts	—	2,945,620	2,945,620
OTC swap contracts[4]	1,511,161	—	1,511,161
Centrally cleared swap contracts[5]	1,721,297	—	1,721,297
Total	$44,303,933	$7,800,588	$52,104,521

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(13,140,857)	$(9,875,322)	—	$(23,016,179)
Futures contracts	(199,797,175)	(630,139)	—	(200,427,314)
Written options	41,818,197	20,940,274	$432,873	63,191,344
Swap contracts	26,246,090	—	10,707,511	36,953,601
Forward foreign currency contracts	—	(8,724,659)	—	(8,724,659)
Total	$(144,873,745)	$1,710,154	$11,140,384	$(132,023,207)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(56,589)	$210,557	—	$153,968
Futures contracts	53,868,357	(44,199)	—	53,824,158
Written options	2,652,023	(242,663)	$(165,393)	2,243,967
Swap contracts	82,570,705	—	(667,418)	81,903,287
Forward foreign currency contracts	—	4,823,922	—	4,823,922
Total	$139,034,496	$4,747,617	$(832,811)	$142,949,302

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

72	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

During the six months ended April 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$5,671,538
Written options	13,378,378
Futures contracts (to buy)	4,896,922,866
Futures contracts (to sell)	3,930,764,995
Forward foreign currency contracts (to buy)	406,902,862
Forward foreign currency contracts (to sell)	516,689,246

Average Notional Balance
Interest rate swap contracts	$3,223,561,164
Credit default swap contracts (to sell protection)	333,786,000

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$639,666	$(18,566)	$621,100	$(639,666)	$(18,566)
Citibank N.A.	3,256,422	(2,043,309)	1,213,113	(381,992)	831,121
Goldman Sachs Group Inc.	934,202	(2,762,234)	(1,828,032)	1,920,000	91,968
JPMorgan Chase & Co.	295,493	(1,228,786)	(933,293)	600,000	(333,293)
Morgan Stanley & Co. Inc.	5,167,962	(1,483,753)	3,684,209	(4,818,297)	(1,134,088)
Total	$10,293,745	$(7,536,648)	$2,757,097	$(3,319,955)	$(562,858)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$58,687	$28,280
Class A2	743	501
Class C	106,826	8,220
Class FI	48,832	29,639
Class I	—	597,767
Class IS	—	2,102
Total	$215,088	$666,509

For the six months ended April 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$163
Class A2	2
Class C	74
Class FI	135
Class I	4,338
Class IS	982
Total	$5,694

6. Distributions to shareholders by class

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Net Investment Income:
Class A	$1,886	$2,138,948
Class A2	—	28,860
Class C	—	1,156,579
Class FI	—	2,703,238
Class I	642,392	65,473,575
Class IS	167,283	11,873,845
Total	$811,561	$83,375,045

Net Realized Gains:
Class A	—	$2,225,265
Class A2	—	30,134
Class C	—	1,417,628
Class FI	—	2,826,912
Class I	—	64,676,742
Class IS	—	11,554,529
Total	—	$82,731,210

74	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

7. Capital shares

At April 30, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	485,490	$5,542,788	1,794,714	$19,682,175
Shares issued on reinvestment	128	1,502	339,268	3,711,588
Shares repurchased	(845,266)	(9,529,778)	(1,622,469)	(17,290,520)
Net increase (decrease)	(359,648)	$(3,985,488)	511,513	$6,103,243

Class A2
Shares sold	3,839	$42,968	20,627	$219,630
Shares issued on reinvestment	—	—	5,442	58,994
Shares repurchased	(7,416)	(83,889)	(20,870)	(219,392)
Net increase (decrease)	(3,577)	$(40,921)	5,199	$59,232

Class C
Shares sold	150,451	$1,694,742	559,181	$6,155,134
Shares issued on reinvestment	—	—	189,244	2,053,299
Shares repurchased	(353,140)	(3,961,426)	(1,190,605)	(12,578,511)
Net decrease	(202,689)	$(2,266,684)	(442,180)	$(4,370,078)

Class FI
Shares sold	301,281	$3,414,258	1,114,848	$12,045,316
Shares issued on reinvestment	—	—	505,228	5,527,197
Shares repurchased	(243,753)	(2,773,613)	(2,809,927)	(29,125,057)
Net increase (decrease)	57,528	$640,645	(1,189,851)	$(11,552,544)

Class I
Shares sold	23,078,875	$263,337,393	50,630,267	$558,577,551
Shares issued on reinvestment	39,381	461,932	8,687,050	94,862,589
Shares repurchased	(29,901,499)	(337,595,132)	(54,774,620)	(574,044,005)
Net increase (decrease)	(6,783,243)	$(73,795,807)	4,542,697	$79,396,135

Class IS
Shares sold	15,516,549	$176,588,298	12,920,526	$140,935,194
Shares issued on reinvestment	10,191	119,847	1,381,147	15,109,746
Shares repurchased	(3,240,616)	(36,780,669)	(12,028,541)	(122,340,203)
Net increase	12,286,124	$139,927,476	2,273,132	$33,704,737

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2021. The following transactions were effected in such company for the six months ended April 30, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,106,430	$518,419,803	518,419,803	$465,327,094	465,327,094

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,410	—	$77,199,139

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million for the period November 16, 2020 to February 5, 2021 and $265 million prior to November 16, 2020, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06% of the $485 million Redemption Facility; prior to November 16, 2020, there was no upfront fee. The aggregate commitment fees under the Global Credit Facility and Redemption

76	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended April 30, 2021.

10. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $74,673,679, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Macro Opportunities Fund 2021 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

13. Subsequent events

Effective May 21, 2021, as a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares will not exceed 1.58%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent.

Effective June 16, 2021, the Fund will no longer sell Class A2 shares. Following the close of business on June 24, 2021, all outstanding Class A2 shares will automatically convert into Class A shares of the Fund. Shareholders holding Class A2 shares at the time of conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class A2 shares immediately prior to the conversion. No sales load or other charges will be imposed in connection with the conversion. The conversion is not expected to be a taxable event for federal income tax purposes.

78	Western Asset Macro Opportunities Fund 2021 Semi-Annual Report

Western Asset

Macro Opportunities Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Macro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX016460 6/21 SR21-4173

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 25, 2021